Other information	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Other Information [Line Items]
Other information

16.      Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2019	2018
Accrued interest	$17.1	$20.3
Accounts payable and other accrued liabilities	66.3	49.9
	$83.4	$70.2

(b)	Supplemental cash flow information:

	2019	2018	2017
Interest paid on debt	$183.1	$194.3	$111.2
Interest received	8.9	3.7	6.8
Undrawn credit facility fee paid	1.7	0.6	2.4
Non-cash transactions:
Dividend reinvestment	1.2	22.8	21.8
Arrangement and transaction fees settled in shares	—	2.3	4.2
Capital contribution through settlement of loans to affiliate	—	—	6.7
Carrying value of previously held equity in GCI settled on acquisition	—	61.9	—
Issuance of Class A common shares on acquisition	—	13.9	—
Issuance of New Warrants	—	67.5	—
Issuance of Series D preferred shares on acquisition	—	47.2	—
Offset of swaption against swap liability termination	—	—	10.9
Repayment of debt from sale-leaseback transaction proceeds	—	—	53.2
Settlement of GCI transaction fees paid by the Company	—	15.2	—
Settlement of loans to affiliate, accrued interest and other intercompany balances on acquisition	—	38.8	—
Sale of leased assets in exchange for net investment in the lease (note 5)	316.7	—	—
Refinancing of existing Term Loans with draws made on the Program (note 9 (c))	302.7	—	—

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2019	2018	2017
Cash and cash equivalents	$195.0	357.3	253.2
Restricted cash	2.3	14.1	14.0
Total cash, cash equivalents and restricted cash	$197.3	371.4	267.2